Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Depreciation

Property, plant, and equipment are depreciated as follows:

	Expected Life	Salvage Value	Basis of Depreciation
Drilling rig equipment:
– Power & Tubulars	5 years	–	straight-line
– Dynamic	10 years	–	straight-line
– Structural	20 years	10%	straight-line
Service rig equipment	20 years	10%	straight-line
Drilling rig spare equipment	up to 15 years	–	straight-line
Service rig spare equipment	up to 15 years	–	straight-line
Rental equipment	up to 15 years	0 to 25%	straight-line
Other equipment	3 to 10 years	–	straight-line
Light duty vehicles	4 years	–	straight-line
Heavy duty vehicles	7 to 10 years	–	straight-line
Buildings	10 to 20 years	–	straight-line

Schedule of Original Measurement Categories and Carrying Amounts for Each Financial Asset and Liability

The following table shows the original measurement categories and carrying amounts for each financial asset and liability under IAS 39 and the subsequent measurement and carrying amount upon adoption of IFRS 9 as at January 1, 2018.

	Measurement Category		Carrying Amount
(Stated in thousands of Canadian dollars)	IAS 39	IFRS 9	IAS 39	IFRS 9
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost	$65,081	$65,081
Accounts receivable	Loans and receivables	Amortized cost	322,585	322,585
			$387,666	$387,666

Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost	$209,625	$209,625
Long-term debt	Other financial liabilities	Amortized cost	1,730,437	1,730,437
			$1,940,062	$1,940,062